Intangible Assets (Details Narrative)	6 Months Ended
Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets amortization method	straight line
Intangible assets, Residual value	$ 0
Weighted average useful life for favorable lease terms chartered out	11 years 9 months 18 days